Net interest income (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net interest income
Loans	1,232	1,213	1,253	2,445	2,475
Investment securities	26	21	23	47	54
Trading assets	4,418	2,666	4,159	7,084	6,836
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	786	772	870	1,558	1,577
Other	582	623	777	1,205	1,592
Interest and dividend income	7,044	5,295	7,082	12,339	12,534
Deposits	(353)	(388)	(427)	(741)	(831)
Short-term borrowings	(16)	(20)	(14)	(36)	(32)
Trading liabilities	(3,278)	(1,274)	(3,264)	(4,552)	(4,640)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(527)	(370)	(505)	(897)	(848)
Long-term debt	(1,177)	(1,287)	(1,422)	(2,464)	(2,892)
Other	(79)	(72)	(73)	(151)	(161)
Interest expense	(5,430)	(3,411)	(5,705)	(8,841)	(9,404)
Net interest income	1,614	1,884	1,377	3,498	3,130